Other Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Principal components of the Company's other liabilities
Net tax provision	$ 9,985	$ 116
Lease incentive obligation	9,483	11,358
Deferred rent payable	7,773	4,463
Unamortized lease discounts	1,345	1,877
Other	645
Total other liabilities	$ 29,231	$ 17,814